Related party transactions	12 Months Ended
Sep. 30, 2025
Related party transactions
Related party transactions

Note 18 - Related party transactions

The relationship and nature of related party transactions are summarized as follow:

Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Yili Yuncang Technology Group Co., Ltd	10% equity interest owned by the Company	Prepayment of electricity and water expenses for office leased to the Company
FarmNet Limited	Owns 0.7% equity interest of the Company	Payment of expenses by the Company
Epakia Canada Inc	The legal representative of Epakia Canada Inc is a director of the Company.	Payment of expenses by the Company
Forasen Group Co., Ltd	Owned by Mr. Zhengyu Wang, the Chairman of the Board of Directors of the Company	Sales from the Company
Zhang Bin	Serves as the supervisor of Farmmi Food	Sales from the Company
Shanghai Zhongjian Yiting Medical Health Technology Partnership	A partnership jointly set up by the Company with another limited partner ("LP").	Payment of expenses by the Company
Zhang Dehong	The brother of the Company’s CEO, Ms. Yefang Zhang	Payment of expenses by the Company and provide guarantees as an additional security for certain loans
Yefang Zhang	Chief Executive Officer of the Company	Payment of expenses for the Company
Forasen Holdings Group Co., Ltd	Owned by Mr. Zhengyu Wang, the Chairman of the Board of Directors of the Company	Purchases from the Company
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr. Zhengyu Wang and Ms. Yefang Zhang, CEO of the Company	Lease factory building to the Company and charging water and electricity for offices leased to the Company.

Due from related parties consisted of the following:

		As of	As of
		September 30,	September 30,
		2025	2024
Due from related parties	Name of related parties
Other receivables	Dehong Zhang	-	$202,547
Other receivables	Zhejiang Yili Yuncang Holding Group Co., Ltd	-	99,441
Other receivables	FarmNet	-	4,100
Other receivables	Epakia Canada Inc	-	2,996
Trade receivables	Forasen Group Co., Ltd	-	2,094
Trade receivables	Zhang Bin	-	1,184
Total		-	$312,362

Amount due from Zhejiang Yili Yuncang Holding Group Co., Ltd was mainly related to prepayment of electricity and water expenses for offices leased to the Company.

Amounts due from FarmNet Limited, Epakia Canada Inc, Forasen Group Co., Ltd, Zhang Bin, and Dehong Zhang were mainly related to expenses paid by the Company which can be recoverable from these related parties.

Due to related parties from the Company consisted of the following:

		As of	As of
		September 30,	September 30,
		2025	2024
Due to related parties	Name of related parties
Other payable	Yefang Zhang	$241,773	$356,975
Other payable	Zhejiang Tantech Bamboo Technology Co., Ltd.	52,146	144,525
Total		$293,919	$501,500

The amount due to Zhejiang Tantech Bamboo Technology Co., Ltd was related to water and electricity expenses for offices leased to the Company.

Amounts due to Yefang Zhang were related to payment of expenses by related parties for the Company. Amounts were due on demand and non-interest bearing.

Sales to related parties

The Company periodically sells merchandise to its affiliates during the ordinary course of business. For the years ended September 30, 2025, 2024, and 2023, the Company recorded sales to related parties of $138, $2,785, and nil, respectively.

Operating leases from related parties

The following table summarizes operating leases with related party, Zhejiang Tantech Bamboo Technology Co., Ltd, detailing lease begin date, lease end date, leasing purpose, leasing area in square meters, and annual rent in RMB and its equivalent in USD.

Zhejiang Tantech Bamboo Technology Co., Ltd.	Lease No 1
Lease begin date	March 1, 2023
Lease end date	February 29, 2028
Leasing purpose	Office
Annual rent in RMB	131,835
Annual rent in USD	$18,279
Area (in square meters)	479

For the years ended September 30, 2025, 2024, and 2023, the Company incurred lease expense of $18,279, $100,235, and $66,116, respectively.

Non-Competition Agreement

The Company and Forasen Group signed a Non-Competition Agreement which provides that Forasen Group should not engage in any business that the Company engages in, except purchasing products from the Company. In addition, Mr. Wang and Ms. Zhang signed a Non-Competition Agreement with the Company and Tantech which provides that Mr. Wang and Ms. Zhang shall not vote in favor or otherwise cause Tantech to engage in the business that the Company conducts.